Financial instruments (Detail 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	R$ 2,836,274	R$ 1,207,631
Merchant portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	2,540,670	1,093,475
Credit Card Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	295,604	114,156
Loans Operations Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	2,517,580	1,097,020	R$ 299,413
Acquisition / (Settlement)	1,719,332	901,414
Transfer to stage 2	(431,233)	(137,103)
Transfer to stage 3	(41,712)	(7,748)
Cure from stage 2	162,847	39,076
Cure from stage 3	11,326	1,968
Decrease through write-off, financial assets	0	0
Loans Operations Stage 1 [Member] | Merchant portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	2,253,970	993,719	296,282
Acquisition / (Settlement)	1,538,069	791,295
Transfer to stage 2	(388,599)	(125,424)
Transfer to stage 3	(40,000)	(7,276)
Cure from stage 2	140,540	37,116
Cure from stage 3	10,241	1,726
Decrease through write-off, financial assets	0	0
Loans Operations Stage 1 [Member] | Credit Card Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	263,610	103,301	3,131
Acquisition / (Settlement)	181,263	110,119
Transfer to stage 2	(42,634)	(11,679)
Transfer to stage 3	(1,712)	(472)
Cure from stage 2	22,307	1,960
Cure from stage 3	1,085	242
Decrease through write-off, financial assets	0	0
Loans Operations Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	113,837	51,180	12,195
Acquisition / (Settlement)	(18,151)	1,643
Transfer to stage 3	(195,284)	(61,600)
Cure to stage 1	(162,847)	(39,076)
Cure from stage 3	7,706	915
Transfer from stage 1	431,233	137,103
Decrease through write-off, financial assets	0	0
Loans Operations Stage 2 [Member] | Merchant portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	102,888	42,471	12,195
Acquisition / (Settlement)	(22,265)	940
Transfer to stage 3	(172,561)	(59,832)
Cure to stage 1	(140,540)	(37,116)
Cure from stage 3	7,184	860
Transfer from stage 1	388,599	125,424
Decrease through write-off, financial assets	0	0
Loans Operations Stage 2 [Member] | Credit Card Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	10,949	8,709	0
Acquisition / (Settlement)	4,114	703
Transfer to stage 3	(22,723)	(1,768)
Cure to stage 1	(22,307)	(1,960)
Cure from stage 3	522	55
Transfer from stage 1	42,634	11,679
Decrease through write-off, financial assets	0	0
Loans Operations Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	204,857	59,431	1,200
Acquisition / (Settlement)	(5,392)	(908)
Transfer to stage 2		61,600
Cure from stage 2		(915)
Cure to stage 1	(11,326)	(1,968)
Cure to stage 2	(7,706)
Transfer from stage 1	41,712	7,748
Transfer from stage 2 [Member]	195,284
Decrease through write-off, financial assets	67,146	7,326
Loans Operations Stage 3 [Member] | Merchant portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	183,812	57,285	1,200
Acquisition / (Settlement)	(4,749)	(1,111)
Transfer to stage 2		59,832
Cure from stage 2		(860)
Cure to stage 1	(10,241)	(1,726)
Cure to stage 2	(7,184)
Transfer from stage 1	40,000	7,276
Transfer from stage 2 [Member]	172,561
Decrease through write-off, financial assets	63,860	7,326
Loans Operations Stage 3 [Member] | Credit Card Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	21,045	2,146	0
Acquisition / (Settlement)	(643)	203
Transfer to stage 2		1,768
Cure from stage 2		(55)
Cure to stage 1	(1,085)	(242)
Cure to stage 2	(522)
Transfer from stage 1	1,712	472
Transfer from stage 2 [Member]	22,723
Decrease through write-off, financial assets	3,286	0
Consolidated 3 stages [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	2,836,274	1,207,631	312,808
Acquisition / (Settlement)	1,695,789	902,149
Decrease through write-off, financial assets	(67,146)	(7,326)
Consolidated 3 stages [Member] | Merchant portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	2,540,670	1,093,475	309,677
Acquisition / (Settlement)	1,511,055	791,124
Decrease through write-off, financial assets	(63,860)	(7,326)
Consolidated 3 stages [Member] | Credit Card Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	295,604	114,156	R$ 3,131
Acquisition / (Settlement)	184,734	111,025
Decrease through write-off, financial assets	R$ (3,286)	R$ 0